Derivative Instruments (Schedule Of Positions For Interest Rate Swap) (Detail) (USD $)	3 Months Ended
Mar. 31, 2012
Derivative [Line Items]
Notional Amounts	$ 100,000,000
Swap Interest Rates, Pay	2.09% [1]
Swap Interest Rates, Receive	LIBOR
Fair Value	$ (1,211,000)

[1]	References to LIBOR represent the 3-month rate.